20. SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity Tables Abstract
Ownership structure

			12/31/2018			12/31/2017
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	49.24%	682,855,454	49.21%	50.32%
Rio Iaco Participações S.A. (*)	58,193,503	4.19%	4.22%	58,193,503	4.19%	4.29%
NYSE (ADRs)	284,152,319	20.48%	20.59%	303,590,364	21.88%	22.37%
Other shareholders	358,246,471	25.82%	25.95%	312,493,726	22.52%	23.02%
Total shares outstanding	1,380,114,547	99.47%	100.00%	1,357,133,047	97.81%	100.00%
Treasury shares	7,409,500	0.53%		30,391,000	2.19%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%

Share buyback programs
Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation		Disposal of shares		Balance in treasury
1º	3/13/2014	70,205,661	From 3/14/2014 to 4/14/2014	R$ 9.34	R$ 9,22 and R$ 9,45	2,350,000					2,350,000
2º	4/15/2014	67,855,661	From 4/16/2014 to 5/23/2014	R$ 8.97	R$ 8,70 and R$ 9,48	9,529,500					11,879,500
3º	5/23/2014	58,326,161	From 5/26/2014 to 6/25/2014	R$ 9.21	R$ 8,61 and R$ 9,72	31,544,500					43,424,000
4º	6/26/2014	26,781,661	From 6/26/2014 to 7/17/2014	R$ 10.42	R$ 9,33 and R$ 11,54	26,781,661					70,205,661
	7/18/2014			Not applicable	Not applicable		60,000,000	(1)			10,205,661
5º	7/18/2014	64,205,661	From 7/18/2014 to 8/18/2014	R$ 11.40	R$ 11.40	240,400					10,446,061
	8/18/2014			Not applicable	Not applicable		10,446,061	(1)
6º	8/18/2014	63,161,055	From 8/19/2014 to 9/25/2014	R$ 9.82	R$ 9,47 and R$ 10,07	6,791,300					6,791,300
7º	9/29/2014	56,369,755	From 9/29/2014 to 2/29/2014	R$ 7.49	R$ 4,48 and R$ 9,16	21,758,600					28,549,900
8º	12/30/2014	34,611,155	From 12/31/2014 to 3/31/2015	R$ 5.10	R$ 4,90 and R$ 5,39	1,841,100					30,391,000
9º (*)	03/31/2015	32,770,055	From 4/01/2015 to 6/30/2015								30,391,000
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Não aplicável	Não aplicável	R$ 0.00	R$ 0.00		22,981,500	(2)	7,409,500

Position of treasury shares
Quantity purchased (Units)	Amount paid for the shares	Share price			Market value of shares in 12/31/2018 (*)

		Minimum	Maximum	Average
7,409,500	R$ 58,264	R$ 4.48	R$ 10.07	R$ 7.86	R$ 65,500

Basic earnings (loss) per share
	12/31/2018	12/31/2017	12/31/2016
	Common Shares
(Loss) profit for the year
Continued operations	5,074,136	10,272	(925,186)
Discontinued operations	-	-	(9,561)
	5,074,136	10,272	(934,747)
Weighted average number of shares	1,373,250,595	1,357,133,047	1,357,133,047
Basic and diluted EPS
Continued Operations	3.69498	0.00757	(0.68172)
Discontinued Operations	-	-	(0.00704)
	3.69498	0.00757	(0.68876)